FAIR VALUE MEASUREMENT - Foreign currency forward and collar contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) ₽ / $ $ / $ R$ / $	Dec. 31, 2016 USD ($)
Brazilian real forward buy contracts
Financial Instruments
Unrealized gain (loss) on derivative instruments	$ (0.7)	$ 0.0
Brazilian real forward buy contracts | 2018
Financial Instruments
Financial assets	$ 69.6
Average price | R$ / $	3.32
Brazilian real zero cost collars
Financial Instruments
Unrealized gain (loss) on derivative instruments	$ 1.8	6.0
Brazilian real zero cost collars | 2018
Financial Instruments
Financial assets	25.2
Brazilian real zero cost collars | 2019
Financial Instruments
Financial assets	$ 60.0
Brazilian real zero cost collars | Put | 2018
Financial Instruments
Average price | R$ / $	3.75
Brazilian real zero cost collars | Put | 2019
Financial Instruments
Average price | R$ / $	3.45
Brazilian real zero cost collars | Call | 2018
Financial Instruments
Average price | R$ / $	4.12
Brazilian real zero cost collars | Call | 2019
Financial Instruments
Average price | R$ / $	3.64
Canadian dollar forward buy contracts
Financial Instruments
Unrealized gain (loss) on derivative instruments	$ 2.6	(0.2)
Canadian dollar forward buy contracts | 2018
Financial Instruments
Financial assets	$ 40.5
Average price | $ / $	1.35
Canadian dollar forward buy contracts | 2019
Financial Instruments
Financial assets	$ 18.0
Average price | $ / $	1.28
Russian rouble zero cost collars
Financial Instruments
Unrealized gain (loss) on derivative instruments	$ 0.7	$ 0.1
Russian rouble zero cost collars | 2018
Financial Instruments
Financial assets	$ 24.0
Russian rouble zero cost collars | Put | 2018
Financial Instruments
Average price | ₽ / $	60.0
Russian rouble zero cost collars | Call | 2018
Financial Instruments
Average price | ₽ / $	71.2
Canadian dollar new forward contracts | From 2018 to 2019
Financial Instruments
Financial assets	$ 58.5
Average price | $ / $	1.33
Russian rouble new forward contract | Put | 2018
Financial Instruments
Financial assets	$ 24.0
Average price | ₽ / $	60.00
Russian rouble new forward contract | Call | 2018
Financial Instruments
Average price | ₽ / $	71.24
Brazilian real new forward contract
Financial Instruments
Average price | R$ / $	3.32
Brazilian real new forward contract | 2018
Financial Instruments
Financial assets	$ 69.6
Brazilian real new forward contract | 2019
Financial Instruments
Financial assets	$ 60.0
Brazilian real new forward contract | Put | 2019
Financial Instruments
Average price | R$ / $	3.45
Brazilian real new forward contract | Call | 2019
Financial Instruments
Average price | R$ / $	3.64